Pension and Severance Plans (Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 998,629	¥ 992,052
Accumulated benefit obligations	993,612	987,428
Fair value of plan assets	695,706	685,183
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	301,046	291,413
Accumulated benefit obligations	293,834	287,491
Fair value of plan assets	¥ 215,510	¥ 207,406